Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Oct. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010	Apr. 29, 2011 Nonvested Shares	Dec. 31, 2012 Incentive Plan	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Notes	Dec. 31, 2010 Ordinary Shares	Aug. 31, 2011 MDCL	Jul. 31, 2010 MDCL	Aug. 31, 2011 MDCL Nonvested Shares	Mar. 31, 2009 MDCL Nonvested Shares	Dec. 31, 2010 Ascend
Class of Stock [Line Items]
Ordinary shares outstanding						569,206,989	557,682,406		130,902,853
Ordinary Shares issued as compensation				4,500,000	4,500,000
Settlement of contingent consideration of acquisition																242,059
Ordinary shares issued to employees in connection with the exercise of options			80,000			4,882,420	12,078,146	80,000
Number of ADS to each ordinary shares ratio		0.1
Ordinary shares issued														104,856,845
Conversion of convertible securities to ordinary shares												264,166,235
Conversion of convertible notes to ordinary shares	20,406,720												18,381,991
Convertible notes converted into stock, principal amount	$ 20,000												$ 18,000
Ordinary Shares issued for acquisition															152,863		152,863		823,846
Ordinary Shares issued to consultant	324,849
Nonvested shares issued under the Company's share incentive plans										665,999								180,031
Ordinary Shares issued to employees in connection with the exercise of options and the vest of share units						11,686,061	12,178,146
Ordinary shares repurchased											161,478